SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

23.	SUBSEQUENT EVENTS

(a) Subsequent to December 31, 2022, the Trust declared monthly distributions for January and February 2023 of $17.0 million each (note 12).
(b) On March 3, 2023, Granite amended its Credit Facility to extend the maturity date for a new five-year term to March 31, 2028.